Key Sources of Estimation Uncertainty and Critical Accounting Judgments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Key Sources Of Estimation Uncertainty And Critical Accounting Judgments [Abstract]
Stream, royalty and other interests	$ 1,560,416	$ 1,781,256